CERTNYS

1203900

NYSE Euronext

Received SEC
JAN 25 2010
Washington, DC 20549

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

10010506

January 25, 2010

001-34386

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CHINA EDUCATION ALLIANCE, INC., Common Stock, $0.001 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 25, 2010. Tentative listing date – January 27, 2010.

Sincerely,

Edwin Mecabe